BUSINESS COMBINATIONS - Property, Plant, and Equipment Useful Lives (Details) - Shaw Communications Inc.		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2024
Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	36 years
Buildings | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Buildings | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		36 years
Cable and wireless network | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Cable and wireless network | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		30 years
Computer equipment and software | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Computer equipment and software | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		10 years
Customer premise equipment | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Customer premise equipment | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		5 years
Equipment and vehicles | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Equipment and vehicles | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		10 years